CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Costs and expenses charged by related parties	¥ 47,464	¥ 139,026	¥ 210,963
Other comprehensive income (loss), tax	0	0	0
Operating cost
Costs and expenses charged by related parties	47,464	52,034	63,444
Selling and marketing expenses
Costs and expenses charged by related parties	0	55,774	28,931
Research and development expenses
Costs and expenses charged by related parties	0	0	154
Pre-operation expenses
Costs and expenses charged by related parties	¥ 0	¥ 14,431	¥ 26,460